Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 547	$ 701
Accrued interest	115	125
Related party payables (refer to note 21)	31	33
Other payables and accrued expenses	282	304
Total current trade and other payables	975	1,163
Non-current payables	$ 36	$ 45